Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Unrecognized tax benefits balance at beginning of year	$ 60,147	$ 65,549
Gross decreases for tax positions of prior years	(11,206)	(7,708)
Gross increases for current year tax positions	0	2,306
Unrecognized tax benefits balance at end of year	$ 48,941	$ 60,147